UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5584

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.
Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                            PRINCIPAL
                                                                               AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--102.3%
-----------------------------------------------------------------------------------------------------------
NEW YORK--102.1%
Forest City/New Rochelle, NY RB, Series 2003, 2.33% 1,2               $     1,500,000     $      1,500,000
-----------------------------------------------------------------------------------------------------------
Nassau Cnty., NY IDA RB, Puttable Floating Option Tax Exempt
Receipts Series MT-010, 2.38% 1,2                                           1,000,000            1,000,000
-----------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 2.17% 2                2,700,000            2,700,000
-----------------------------------------------------------------------------------------------------------
NYC GOUN, Puttable Floating Option Tax Exempt Receipts Series
PT-2615, 2.34% 1,2                                                          1,800,000            1,800,000
-----------------------------------------------------------------------------------------------------------
NYC HDC MH RB, 90 West Street Project, Series 2004 A, 2.25% 2               1,200,000            1,200,000
-----------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Birch Wathen Lenox School Project,
2.30% 2                                                                     2,625,000            2,625,000
-----------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Casa Project, 2.35% 2                            2,000,000            2,000,000
-----------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, French Institute Alliance Project,
Series 2005, 2.35% 2                                                        2,550,000            2,550,000
-----------------------------------------------------------------------------------------------------------
NYC IDA RB, Super Tek Products, Inc. Project, Series 2004, 2.35% 2          2,000,000            2,000,000
-----------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Puttable Floating Option Tax Exempt Receipts
Series PA-1077, 2.31% 1,2                                                   2,195,000            2,195,000
-----------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 2.32% 1,2                   500,000              500,000
-----------------------------------------------------------------------------------------------------------
NYC TFA RRB, BNP Paribas STARS Certificate, Series 2003-7,
2.31% 1,2                                                                   1,500,000            1,500,000
-----------------------------------------------------------------------------------------------------------
NYS DA RB, Department of Health, 6%, 7/1/05                                 1,000,000            1,009,288
-----------------------------------------------------------------------------------------------------------
NYS DA RB, ETET Series 720050004, Cl. A, 2.30% 2                            1,500,000            1,500,000
-----------------------------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 2.32% 1,2                               2,995,000            2,995,000
-----------------------------------------------------------------------------------------------------------
NYS DA RB, Puttable Floating Option Tax Exempt Receipts Series
PA-1088, 2.30% 2                                                              900,000              900,000
-----------------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.80%, 10/7/05 3                                        2,400,000            2,400,000
-----------------------------------------------------------------------------------------------------------
NYS GOUN, Series B, 1.58% 2                                                 1,000,000            1,000,000
-----------------------------------------------------------------------------------------------------------
NYS GOUN, Series F, 4.375%, 9/15/05                                           200,000              201,676
-----------------------------------------------------------------------------------------------------------
NYS HFA RB, Historic Front Street Housing, Series 2003A, 2.30% 2            2,500,000            2,500,000
-----------------------------------------------------------------------------------------------------------
NYS LGAC RRB, SGMSTR Series 1997 SG99, 2.30% 1,2                            1,700,000            1,700,000
-----------------------------------------------------------------------------------------------------------
NYS UDC RB, MERLOTS Series 2005 C-1, 2.32% 2                                1,795,000            1,795,000
-----------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR Series 2003 SG163, 2.30% 1,2                               700,000              700,000
-----------------------------------------------------------------------------------------------------------
NYS UDC RRB, Series 1995, 6.25%, 4/1/05                                     1,775,000            1,775,000
-----------------------------------------------------------------------------------------------------------
Ontario Cnty., NY IDA RB, Seneca Foods Corp. Project, Series
2002, 2.53% 2                                                               5,185,000            5,185,000
-----------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc. Project, Series 1997,
2.45% 2                                                                     1,800,000            1,800,000
-----------------------------------------------------------------------------------------------------------
Suffolk Cnty., NY IDA RB, Target Rock Corp., Series 1987, 2.28% 2           2,635,000            2,635,000
-----------------------------------------------------------------------------------------------------------
Utica, NY SDI GOUN, Series 2004, 4.125%, 6/15/05                              560,000              562,824
-----------------------------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 1992,
2.53% 2                                                                     5,060,000            5,060,000
                                                                                          -----------------
                                                                                                55,288,788

-----------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.2%
PR CMWLTH HTAU RB, Puttable Tax Exempt Receipts Series 246,
2.29% 1,2                                                                     100,000              100,000
-----------------------------------------------------------------------------------------------------------


1            |             CENTENNIAL NEW YORK TAX EXEMPT TRUST

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------


                                                                                                     VALUE
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $55,388,788)                                  102.3%    $     55,388,788
-----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                            (2.3)          (1,257,094)

                                                                      -------------------------------------
NET ASSETS                                                                      100.0%    $     54,131,694
                                                                      =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

CMWLTH       Commonwealth
DA           Dormitory Authority
ETET         Eagle Tax-Exempt Trust
GOUN         General Obligation Unlimited Nts.
HDC          Housing Development Corp.
HFA          Housing Finance Agency/Authority
HTAU         Highway & Transportation Authority
IDA          Industrial Development Agency
LGAC         Local Government Assistance Corp.
MERLOTS      Municipal Exempt Receipts Liquidity Option Tender
MH           Multifamily Housing
MTAU         Metropolitan Transportation Authority
NYC          New York City
NYS          New York State
RB           Revenue Bonds
RRB          Revenue Refunding Bonds
SDI          School District
SGMSTR       Societe Generale, NY Branch Municipal Security Trust Receipts
TFA          Transitional Finance Authority
UDC          Urban Development Corp.

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,990,000 or 25.84% of the Trust's net assets as of March 31, 2005.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

3. Put obligation redeemable at full principal value on the date reported.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


2            |             CENTENNIAL NEW YORK TAX EXEMPT TRUST

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005